SHAREHOLDERS' EQUITY (Summary of Stock Option Activity) (Details) (Employee Stock Option [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Employee Stock Option [Member]
Number of options
Outstanding - beginning of the year	895,552
Granted
Exercised	489,102
Forfeited	5,155
Outstanding - end of the year	401,295
Options exercisable at the end of the year	3,350
Vested and expected to vest	401,295
Weighted average exercise price
Outstanding - beginning of the year	$ 10.58
Granted
Exercised	$ 10.52
Forfeited	$ 9.85
Outstanding - end of the year	$ 10.09
Options exercisable at the end of the year	$ 9.85
Vested and expected to vest	$ 10.09
Aggregate intrinsic value
Outstanding - beginning of the year	$ 44,097
Granted
Exercised	20,877
Forfeited	258
Outstanding - end of the year	19,956
Options exercisable at the end of the year	167
Vested and expected to vest	$ 19,956